Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2025
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Carrying value of debt and equity investments	$114,245	$112,193